Leases (Details) - Schedule of lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease costs [Abstract]
Operating lease cost	$ 1,294	$ 230
Sublease income	(85)
Total lease cost	$ 1,209	$ 230